Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 17,656	$ 71,915	$ 123,015
Other comprehensive income:
Unrealized net gain on qualifying cash flow hedging instruments (note 12)		6	713
Realized net loss (gain) on qualifying cash flow hedging instruments (note 12)		52	(217)
Other comprehensive income		58	496
Comprehensive income	17,656	71,973	123,511
Non-controlling interest in comprehensive income	10,503	(19,089)	58
General and limited partners' interest in comprehensive income	(3,722)	86,037	123,453
Dropdown Predecessor [Member]
Net income		(2,225)
Other comprehensive income:
Other comprehensive income		(2,225)
Preferred Units [Member]
Net income	$ 10,875	$ 7,250